GuideMark(SM) World ex-US Fund (First Prospectus Summary) | GuideMark(SM) World ex-US Fund
GUIDEMARKSM WORLD EX-US FUND
Investment Objective
GuideMarkSM World ex-US Fund (the "Fund") seeks capital appreciation over the long term.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideMark(SM) World ex-US Fund Service Shares
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Administrative Service Fees		0.25%
All Other Expenses		0.46%
Other Expenses		0.71%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.68%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.07%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)		1.61%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2013, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2013 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GuideMark(SM) World ex-US Fund Service Shares	164	523	906	1,981

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 164.90%
of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund will invest primarily in equity securities incorporated or traded outside the United States. Generally, the Fund's assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund's benchmark. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund's investments in equity securities may include common stocks, real estate investment trusts ("REITs"), unit stocks, stapled securities, exchange-traded funds ("ETFs") and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including
American Depositary Receipts ("ADRs") of foreign companies and Global Depositary
Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to
(i) "equitize" cash balances by gaining exposure to relevant equity markets; and
(ii) hedge exposure to foreign currencies. The types of derivatives in which the
Fund may invest include futures, forward and other similar instruments. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the
Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund's benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.
Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT's manager, changes to tax laws, and failure by the
REIT to qualify for favorable treatment. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an
ETF generally reflect the risks of owning the underlying securities held by the
ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.
Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies. The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.
GUIDEMARKSM WORLD EX-US FUND - SERVICE SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund's Service Shares (as of June 30, 2012)
was 4.16%.
During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

             Best Quarter:  Quarter ended June 30, 2009       21.21%
Worst Quarter: Quarter ended September 30, 2008 -23.21%
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns GuideMark(SM) World ex-US Fund	Label	1 Year	5 Years	10 Years
Service Shares	Return Before Taxes	(15.58%)	(9.38%)	1.27%
Service Shares After Taxes on Distributions	Return After Taxes on Distributions	(15.55%)	(9.86%)	0.67%
Service Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.71%)	(7.29%)	1.44%
MSCI All Country World ex US Index	MSCI All Country World ex US Index (reflects no deduction for fees, expense or taxes)	(16.13%)	(5.48%)	3.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.